.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  1/31

Date of reporting period:  4/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2014 (Unaudited)

DWS Core Plus Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 40.8%
Consumer Discretionary 4.5%
AmeriGas Finance LLC:
6.75%, 5/20/2020		70,000	76,125
7.0%, 5/20/2022		50,000	55,000
APX Group, Inc., 6.375%, 12/1/2019		35,000	35,613
Arcelik AS, 144A, 5.0%, 4/3/2023 (b)		500,000	469,750
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		10,000	11,200
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		55,000	59,675
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		55,000	55,825
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		35,000	35,350
BC Mountain LLC, 144A, 7.0%, 2/1/2021		30,000	29,175
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		25,000	27,625
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		550,000	532,170
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020		90,000	77,625
CCO Holdings LLC, 6.5%, 4/30/2021		405,000	432,337
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		50,000	48,750
144A, 6.375%, 9/15/2020		195,000	204,262
Clear Channel Communications, Inc., 11.25%, 3/1/2021		45,000	50,681
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		40,000	42,600
Series B, 6.5%, 11/15/2022		60,000	64,200
Series B, 7.625%, 3/15/2020		185,000	199,337
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	5,025
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		20,000	21,300
DBP Holding Corp., 144A, 7.75%, 10/15/2020		40,000	35,950
Delphi Corp., 5.0%, 2/15/2023		45,000	47,700
DIRECTV Holdings LLC, 2.4%, 3/15/2017		1,000,000	1,026,138
DISH DBS Corp.:
4.25%, 4/1/2018		55,000	57,475
5.0%, 3/15/2023		65,000	66,300
7.875%, 9/1/2019		235,000	278,769
Ford Motor Credit Co., LLC, 3.0%, 6/12/2017		1,290,000	1,345,500
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020 (b)		65,000	58,175
Grupo Televisa SAB, 6.625%, 3/18/2025		200,000	237,958
Harron Communications LP, 144A, 9.125%, 4/1/2020		25,000	28,125
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	27,313
Jo-Ann Stores Holdings, Inc., 144A, (PIK), 9.75%, 10/15/2019 (PIK)		85,000	88,612
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		65,000	70,850
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		500,000	519,247
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		25,000	26,438
Mediacom Broadband LLC, 6.375%, 4/1/2023		25,000	26,125
MGM Resorts International:
6.625%, 12/15/2021 (b)		105,000	115,531
6.75%, 10/1/2020		30,000	33,153
8.625%, 2/1/2019		270,000	322,312
Myriad International Holdings BV, 144A, 6.0%, 7/18/2020		200,000	218,500
PNK Finance Corp., 144A, 6.375%, 8/1/2021		45,000	47,250
Quebecor Media, Inc., 5.75%, 1/15/2023		35,000	35,175
RCI Banque SA, 144A, 3.5%, 4/3/2018		1,500,000	1,569,465
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		575,000	652,625
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		25,000	24,938
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		35,000	38,413
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		40,000	41,750
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		55,000	57,200
Starz LLC, 5.0%, 9/15/2019		30,000	31,088
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		45,000	45,450
Time Warner Cable, Inc., 7.3%, 7/1/2038		360,000	478,376
Unitymedia Hessen GmbH & Co., KG, 144A, 7.5%, 3/15/2019	EUR	280,000	418,563
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	75,000	112,896
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		35,000	39,550

			10,756,535
Consumer Staples 1.3%
Big Heart Pet Brands, 7.625%, 2/15/2019		45,000	46,913
BRF SA, 144A, 5.875%, 6/6/2022		200,000	213,000
Chiquita Brands International, Inc., 7.875%, 2/1/2021		34,000	37,910
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		600,000	673,500
ESAL GmbH, 144A, 6.25%, 2/5/2023		250,000	238,750
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		100,000	107,875
144A, 8.25%, 2/1/2020		275,000	300,987
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	101,750
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		200,000	227,000
Pilgrim's Pride Corp., 7.875%, 12/15/2018		290,000	310,662
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		65,000	67,600
7.125%, 4/15/2019		690,000	727,950
Smithfield Foods, Inc., 6.625%, 8/15/2022		55,000	60,019

			3,113,916
Energy 4.9%
Afren PLC, 144A, 10.25%, 4/8/2019		281,000	318,232
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		35,000	35,875
6.75%, 11/1/2020		35,000	36,969
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		30,000	32,475
Chaparral Energy, Inc., 7.625%, 11/15/2022		60,000	63,900
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		1,400,000	1,785,700
DCP Midstream Operating LP:
2.7%, 4/1/2019		500,000	503,179
3.875%, 3/15/2023 (b)		500,000	498,395
Denbury Resources, Inc., 4.625%, 7/15/2023		30,000	28,538
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		55,000	58,025
Energy Transfer Partners LP, 4.15%, 10/1/2020		550,000	574,570
EP Energy LLC, 7.75%, 9/1/2022		70,000	77,963
FMC Technologies, Inc., 3.45%, 10/1/2022		500,000	480,598
Halcon Resources Corp.:
8.875%, 5/15/2021		95,000	98,444
9.75%, 7/15/2020		40,000	42,800
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		70,000	72,100
Linn Energy LLC, 144A, 7.25%, 11/1/2019		385,000	397,994
MEG Energy Corp., 144A, 7.0%, 3/31/2024		100,000	106,000
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		90,000	92,025
10.75%, 10/1/2020		100,000	107,875
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		55,000	56,788
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		10,000	10,625
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	200,000
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		195,000	208,650
6.875%, 1/15/2023		25,000	27,063
144A, 6.875%, 3/15/2022		80,000	86,800
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		200,000	217,750
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		70,000	68,950
7.5%, 11/1/2019		95,000	98,800
ONEOK Partners LP, 6.15%, 10/1/2016		1,205,000	1,353,099
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		400,000	437,000
Petroleos de Venezuela SA:
Series 2014, 4.9%, 10/28/2014		250,000	242,250
144A, 9.0%, 11/17/2021		500,000	408,125
Petroleos Mexicanos, 2.248% **, 7/18/2018		250,000	260,000
PT Pertamina Persero, 144A, 5.625%, 5/20/2043		200,000	169,750
Reliance Holding U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	261,306
Rowan Companies, Inc., 4.75%, 1/15/2024		770,000	788,373
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		120,000	123,900
SandRidge Energy, Inc., 7.5%, 3/15/2021		135,000	143,437
Talos Production LLC, 144A, 9.75%, 2/15/2018		65,000	68,413
Tesoro Corp., 4.25%, 10/1/2017		35,000	36,925
Transocean, Inc., 3.8%, 10/15/2022		920,000	882,796
Whiting Petroleum Corp., 5.0%, 3/15/2019		50,000	52,625

			11,615,082
Financials 15.3%
Alfa SAB de CV, 144A, 5.25%, 3/25/2024		500,000	508,125
American Tower Corp., (REIT), 3.5%, 1/31/2023		570,000	548,007
Atlantic Finance Ltd., 144A, 10.75%, 5/27/2014		500,000	503,066
Banco de Credito del Peru, 144A, 6.875%, 9/16/2026		300,000	327,375
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	1,000,000	412,378
Bank of America Corp., 3.3%, 1/11/2023		670,000	650,338
Barclays Bank PLC, 7.625%, 11/21/2022		1,490,000	1,692,081
BBVA Bancomer SA:
144A, 4.375%, 4/10/2024		595,000	591,281
144A, 6.5%, 3/10/2021		300,000	330,000
CIT Group, Inc., 4.25%, 8/15/2017		705,000	738,488
CNA Financial Corp., 5.75%, 8/15/2021		1,000,000	1,158,868
Country Garden Holdings Co., Ltd., 144A, 11.125%, 2/23/2018		200,000	216,500
Credit Agricole SA, 144A, 7.875%, 1/29/2049		845,000	909,135
Development Bank of Kazakhstan JSC:
144A, 5.5%, 12/20/2015		250,000	259,850
Series 3, 6.5%, 6/3/2020		500,000	530,000
E*TRADE Financial Corp.:
6.375%, 11/15/2019		95,000	103,194
6.75%, 6/1/2016		510,000	551,438
General Electric Capital Corp., 3.1%, 1/9/2023 (b)		1,000,000	989,625
Health Care REIT, Inc., (REIT), 4.5%, 1/15/2024		1,000,000	1,041,337
Hospitality Properties Trust, (REIT), 4.65%, 3/15/2024		765,000	769,758
ING Bank NV, 144A, 2.0%, 9/25/2015		2,190,000	2,225,966
International Lease Finance Corp.:
3.875%, 4/15/2018		70,000	71,050
6.25%, 5/15/2019		10,000	11,038
8.75%, 3/15/2017		200,000	233,000
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		1,495,000	1,570,871
Jefferies Group LLC, 5.125%, 1/20/2023		500,000	527,893
JPMorgan Chase & Co., 5.125%, 9/15/2014		1,900,000	1,932,921
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,705,000	1,909,259
Mizuho Bank Ltd., 144A, 2.95%, 10/17/2022		2,000,000	1,929,220
Morgan Stanley:
3.75%, 2/25/2023 (b)		1,040,000	1,040,908
4.1%, 5/22/2023		1,265,000	1,256,691
Nordea Bank AB, 144A, 4.25%, 9/21/2022		940,000	958,048
Omega Healthcare Investors, Inc., (REIT), 144A, 4.95%, 4/1/2024		1,010,000	1,004,610
PNC Bank NA, 6.875%, 4/1/2018		700,000	824,669
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		2,000,000	2,118,966
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022		185,733	174,589
SLM Corp., 5.5%, 1/25/2023 (b)		1,140,000	1,120,254
The Goldman Sachs Group, Inc., Series D, 6.0%, 6/15/2020		1,500,000	1,734,040
Trust F/1401, (REIT), 144A, 5.25%, 12/15/2024		500,000	505,625
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022		500,000	485,500
Ventas Realty LP, (REIT), 2.7%, 4/1/2020		660,000	653,912
Woori Bank Co., Ltd., 144A, 4.75%, 4/30/2024		1,320,000	1,315,038

			36,434,912
Health Care 1.2%
Biomet, Inc.:
6.5%, 8/1/2020		55,000	60,156
6.5%, 10/1/2020		15,000	16,350
Community Health Systems, Inc., 7.125%, 7/15/2020 (b)		310,000	332,475
HCA, Inc.:
6.5%, 2/15/2020		600,000	669,000
7.5%, 2/15/2022		495,000	564,547
IMS Health, Inc., 144A, 6.0%, 11/1/2020		40,000	42,200
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		740,000	714,100
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		60,000	65,100
Tenet Healthcare Corp.:
4.375%, 10/1/2021		70,000	67,113
4.5%, 4/1/2021		10,000	9,705
6.25%, 11/1/2018		155,000	170,578

			2,711,324
Industrials 2.1%
ADT Corp., 144A, 6.25%, 10/15/2021 (b)		30,000	31,275
Alphabet Holding Co., Inc., (PIK), 7.75%, 11/1/2017 (PIK)		35,000	36,225
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		50,000	46,500
BE Aerospace, Inc., 6.875%, 10/1/2020		130,000	142,025
Belden, Inc., 144A, 5.5%, 9/1/2022		60,000	61,050
Bombardier, Inc., 144A, 5.75%, 3/15/2022		225,000	228,937
Cemex Finance LLC, 144A, 9.375%, 10/12/2022		400,000	461,000
Clean Harbors, Inc., 5.125%, 6/1/2021		25,000	25,281
DigitalGlobe, Inc., 5.25%, 2/1/2021		25,000	24,375
FTI Consulting, Inc., 6.0%, 11/15/2022		35,000	35,700
GenCorp, Inc., 7.125%, 3/15/2021		85,000	92,225
General Electric Co., 2.7%, 10/9/2022		1,275,000	1,245,968
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		500,000	507,500
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		375,000	401,250
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		70,000	74,988
Meritor, Inc., 6.75%, 6/15/2021		35,000	37,013
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		194,580	203,579
Titan International, Inc., 144A, 6.875%, 10/1/2020		120,000	127,200
Total System Services, Inc., 3.75%, 6/1/2023		670,000	641,194
TransDigm, Inc.:
7.5%, 7/15/2021		65,000	71,500
7.75%, 12/15/2018		60,000	63,900
United Rentals North America, Inc.:
5.75%, 7/15/2018		60,000	64,200
6.125%, 6/15/2023		25,000	26,875
7.625%, 4/15/2022		215,000	241,875
Watco Companies LLC, 144A, 6.375%, 4/1/2023		25,000	25,313

			4,916,948
Information Technology 1.6%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		20,000	21,050
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		140,000	149,275
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		40,000	42,200
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		65,000	68,087
CDW LLC, 8.5%, 4/1/2019		415,000	453,906
CyrusOne LP, 6.375%, 11/15/2022		15,000	15,938
EarthLink Holdings Corp., 7.375%, 6/1/2020		45,000	46,913
Equinix, Inc.:
5.375%, 4/1/2023 (b)		120,000	122,100
7.0%, 7/15/2021		365,000	407,340
First Data Corp.:
144A, 6.75%, 11/1/2020		255,000	272,212
144A, 7.375%, 6/15/2019		495,000	530,887
144A, 8.75% , 1/15/2022 (PIK)		45,000	49,050
Hewlett-Packard Co., 3.3%, 12/9/2016		1,210,000	1,274,129
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		40,000	44,000
7.625%, 6/15/2021		130,000	146,575
IAC/InterActiveCorp., 4.75%, 12/15/2022		35,000	34,388
Tencent Holdings Ltd., 144A, 3.375%, 5/2/2019		200,000	201,044

			3,879,094
Materials 4.2%
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		740,000	742,370
144A, 4.125%, 9/27/2022 (b)		1,000,000	978,503
ArcelorMittal, 6.125%, 6/1/2018		1,000,000	1,096,250
BOE Intermediate Holding Corp., 144A, (PIK), 9.0%, 11/1/2017 (PIK)		62,730	65,867
BOE Merger Corp., 144A, (PIK), 9.5%, 11/1/2017 (PIK)		70,000	73,675
Braskem Finance Ltd., 6.45%, 2/3/2024		200,000	208,000
Corp Nacional del Cobre de Chile, 144A, 5.625%, 10/18/2043 (b)		200,000	213,344
CSN Resources SA, 144A, 6.5%, 7/21/2020 (b)		200,000	204,500
Dow Chemical Co., 5.25%, 11/15/2041		350,000	372,562
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		87,000	87,870
144A, 7.0%, 2/15/2021		87,000	88,196
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (b)		970,000	1,020,925
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		1,320,000	1,276,271
Fresnillo PLC, 144A, 5.5%, 11/13/2023		200,000	205,000
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		800,000	776,231
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024		200,000	206,000
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		260,000	270,075
8.875%, 2/1/2018		60,000	62,475
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		40,000	35,600
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		250,000	248,750
Metinvest BV, 144A, 10.25%, 5/20/2015		100,000	94,520
Novelis, Inc., 8.75%, 12/15/2020		655,000	730,325
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		50,000	52,000
Polymer Group, Inc., 7.75%, 2/1/2019		170,000	182,325
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		200,000	203,000
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		500,000	470,000

			9,964,634
Telecommunication Services 4.3%
CC Holdings GS V LLC, 3.849%, 4/15/2023		490,000	480,941
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		15,000	15,769
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		600,000	660,000
8.75%, 3/15/2018		290,000	304,500
Colombia Telecomunicaciones SA ESP, 144A, 5.375%, 9/27/2022		200,000	198,000
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,005,000	1,042,738
Frontier Communications Corp.:
7.125%, 1/15/2023		285,000	294,262
7.625%, 4/15/2024		20,000	20,750
8.5%, 4/15/2020 (b)		475,000	553,078
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		80,000	78,300
7.5%, 4/1/2021		705,000	772,856
Intelsat Luxembourg SA:
7.75%, 6/1/2021		110,000	114,675
8.125%, 6/1/2023		15,000	15,750
Level 3 Communications, Inc., 8.875%, 6/1/2019		190,000	208,525
Level 3 Financing, Inc., 7.0%, 6/1/2020		410,000	442,800
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		445,000	475,037
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	193,000
Oi SA, 144A, 5.75%, 2/10/2022		200,000	196,000
SBA Communications Corp., 5.625%, 10/1/2019		35,000	36,706
Sprint Communications, Inc.:
6.0%, 12/1/2016		735,000	804,825
6.0%, 11/15/2022		60,000	60,450
8.375%, 8/15/2017		150,000	176,250
T-Mobile U.S.A., Inc., 6.625%, 4/1/2023 (b)		45,000	48,150
tw telecom holdings, Inc.:
5.375%, 10/1/2022		40,000	40,600
5.375%, 10/1/2022		10,000	10,150
6.375%, 9/1/2023		45,000	47,925
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		250,000	266,875
Verizon Communications, Inc., 6.55%, 9/15/2043		1,250,000	1,541,867
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		35,000	37,538
Windstream Corp.:
6.375%, 8/1/2023		45,000	43,763
7.5%, 4/1/2023		15,000	15,825
7.75%, 10/15/2020 (b)		835,000	901,800
7.75%, 10/1/2021		125,000	135,313

			10,235,018
Utilities 1.4%
AES Corp., 8.0%, 10/15/2017		7,000	8,313
Calpine Corp.:
144A, 7.5%, 2/15/2021		475,000	518,937
144A, 7.875%, 7/31/2020		27,000	29,599
DTE Energy Co., 7.625%, 5/15/2014		420,000	420,882
Electricite de France SA, 144A, 5.25%, 1/29/2049		400,000	408,200
Empresa Nacional de Electricidad SA, 4.25%, 4/15/2024		530,000	530,939
Jersey Central Power & Light Co., 144A, 4.7%, 4/1/2024		1,420,000	1,497,293

			3,414,163

Total Corporate Bonds (Cost $94,355,710)			97,041,626
Mortgage-Backed Securities Pass-Throughs 26.3%
Federal Home Loan Mortgage Corp.:
3.5%, 3/1/2042 (c)		13,000,000	13,191,953
5.5%, 6/1/2035		4,720,582	5,248,328
Federal National Mortgage Association:
2.273% **, 8/1/2037		369,342	392,188
3.0%, 8/1/2042 (c)		5,000,000	4,874,610
4.0%, 9/1/2040		5,538,400	5,812,952
4.5%, 12/1/2039 (c)		6,600,000	7,085,719
5.0%, with various maturities from 8/1/2020 until 3/1/2037 (c)		3,081,921	3,372,446
5.5%, with various maturities from 12/1/2032 until 8/1/2037		4,444,928	4,946,348
6.0%, with various maturities from 9/1/2036 until 2/1/2037		1,115,423	1,244,873
6.5%, with various maturities from 9/1/2016 until 6/1/2017		164,620	174,594
8.0%, 9/1/2015		21,800	22,362
Government National Mortgage Association, 4.5%, 9/1/2040 (c)		15,000,000	16,263,282

Total Mortgage-Backed Securities Pass-Throughs (Cost $61,563,570)			62,629,655
Asset-Backed 1.3%
Automobile Receivables 1.1%
AmeriCredit Automobile Receivables Trust, "E", Series 2011-2, 144A, 5.48%, 9/10/2018		2,496,854	2,606,069
Miscellaneous 0.2%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.876% **, 1/17/2024		500,000	501,757

Total Asset-Backed (Cost $3,115,962)			3,107,826
Commercial Mortgage-Backed Securities 5.0%
Commercial Mortgage Trust, "A4", Series 2007-GG9, 5.444%, 3/10/2039		3,000,000	3,282,333
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.152% **, 3/15/2018		325,000	325,845
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		265,000	267,791
"A4", Series 2007-C1, 5.716%, 2/15/2051		1,375,000	1,518,172
"F", Series 2007-LD11, 5.989% **, 6/15/2049 *		1,660,000	135,290
"H", Series 2007-LD11, 144A, 5.989% **, 6/15/2049 *		1,608,781	96,900
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% **, 7/15/2040		2,769,298	2,973,653
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.829% **, 6/12/2050		1,207,035	1,270,608
WFRBS Commercial Mortgage Trust, "A5", Series 2013-C14, 3.337%, 6/15/2046		2,000,000	1,983,994

Total Commercial Mortgage-Backed Securities (Cost $14,345,817)			11,854,586
Collateralized Mortgage Obligations 12.4%
Credit Suisse First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		349,959	238,433
Fannie Mae Connecticut Avenue Securities, "M2", Series 2014-C01, 4.554% **, 1/25/2024		800,000	882,626
Federal Home Loan Mortgage Corp.:
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043		871,065	505,621
"PA", Series 4122, 1.5%, 2/15/2042		1,304,670	1,235,984
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		2,302,436	279,155
"ZB", Series 4183, 3.0%, 3/15/2043		2,577,484	2,155,602
"ME", Series 4146, 3.5%, 12/15/2042		845,000	822,470
"ZG", Series 4213, 3.5%, 6/15/2043		2,292,627	2,245,549
"JS", Series 3572, Interest Only, 6.648% ***, 9/15/2039		1,456,525	226,701
Federal National Mortgage Association:
"HZ", Series 2013-63, 2.5%, 6/25/2043		1,918,419	1,319,128
"PN", Series 2012-93, 2.5%, 9/25/2042		465,789	418,103
"HZ", Series 2013-31, 3.0%, 2/25/2043		1,792,066	1,760,895
"KM", Series 2012-146, 3.0%, 1/25/2043		1,775,000	1,488,517
"BE", Series 2013-13, 4.0%, 3/25/2043		1,403,000	1,429,599
"KZ", Series 2014-26, 4.0%, 5/25/2044		500,000	486,373
"SI", Series 2007-23, Interest Only, 6.618% ***, 3/25/2037		602,642	101,531
Government National Mortgage Association:
"AO", Series 2013-10, Principal Only, Zero Coupon, 1/20/2043		2,469,158	1,562,831
"FT", Series 2012-77, 1.152% **, 7/20/2039		1,156,660	1,188,107
"BL", Series 2013-19, 2.5%, 2/20/2043		1,120,820	936,781
"HX", Series 2012-91, 3.0%, 9/20/2040		2,432,722	2,453,653
"HZ", Series 2012-56, 3.5%, 6/20/2040		929,502	885,401
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		4,060,415	459,929
"BP", Series 2011-35, 4.5%, 3/16/2041		771,202	824,757
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		3,274,046	320,383
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		2,754,005	363,216
"PD", Series 2011-25, 4.5%, 10/16/2039		4,000,000	4,210,479
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		1,212,976	47,426
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		620,587	108,952
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		2,034,259	363,626
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		506,904	99,806
"AI", Series 2007-38, Interest Only, 6.308% ***, 6/16/2037		528,522	77,219

Total Collateralized Mortgage Obligations (Cost $31,059,265)			29,498,853
Government & Agency Obligations 21.9%
Other Government Related (d) 2.3%
Inter-American Development Bank, 4.375%, 1/24/2044		1,162,000	1,242,156
Queensland Treasury Corp., Series 33, 6.5%, 3/14/2033	AUD	3,344,000	3,653,838
Rosneft Oil Co., 144A, 4.199%, 3/6/2022		200,000	166,750
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		500,000	490,000

			5,552,744
Sovereign Bonds 3.4%
Caisse d'Amortissement de la Dette Sociale, 144A, 3.375%, 3/20/2024		839,000	847,608
Federative Republic of Brazil, 4.25%, 1/7/2025 (b)		500,000	496,250
Province of Manitoba Canada, 4.05%, 9/5/2045	CAD	2,915,000	2,777,953
Republic of Belarus, REG S, 8.75%, 8/3/2015		250,000	251,045
Republic of Croatia, 144A, 6.75%, 11/5/2019		200,000	219,250
Republic of Ghana, 144A, 8.5%, 10/4/2017		200,000	203,750
Republic of Hungary:
4.0%, 3/25/2019		150,000	151,500
4.125%, 2/19/2018		50,000	51,500
Republic of Singapore, 3.375%, 9/1/2033	SGD	3,177,000	2,653,620
Republic of Slovenia, 144A, 4.75%, 5/10/2018		200,000	211,750
Republic of Turkey, 5.625%, 3/30/2021		250,000	268,750

			8,132,976
U.S. Government Sponsored Agency 1.1%
Federal National Mortgage Association, 3.0%, 11/15/2027		2,750,000	2,561,567
U.S. Treasury Obligations 15.1%
U.S. Treasury Bill, 0.065% ****, 8/14/2014 (e)		1,528,000	1,527,878
U.S. Treasury Bonds:
3.5%, 2/15/2039		4,750,000	4,850,937
3.75%, 11/15/2043		606,000	639,425
5.375%, 2/15/2031 (b)		4,139,000	5,349,012
U.S. Treasury Notes:
1.0%, 8/31/2016 (f) (g)		19,200,000	19,387,507
1.0%, 9/30/2016		3,000,000	3,028,125
1.75%, 5/15/2023		1,232,000	1,149,224

			35,932,108

Total Government & Agency Obligations (Cost $51,081,794)			52,179,395
Municipal Bonds and Notes 2.8%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		2,428,204	2,529,266
Oklahoma, University Revenues, Health Science Center, Series B, 6.634%, 7/1/2024		2,365,000	2,853,633
Port Authority of New York & New Jersey, One Hundred Fiftieth Series:
4.5%, 9/15/2015		885,000	935,020
4.875%, 9/15/2017		315,000	352,860

Total Municipal Bonds and Notes (Cost $5,971,995)			6,670,779

		Shares	Value ($)
Preferred Stock 0.0%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $29,156)		30	29,861
Securities Lending Collateral 6.2%
Daily Assets Fund Institutional, 0.09% (h) (i) (Cost $14,652,820)		14,652,820	14,652,820
Cash Equivalents 6.3%
Central Cash Management Fund, 0.05% (h)		9,856,254	9,856,254
DWS Variable NAV Money Fund, 0.21% (h)		500,942	5,009,925

Total Cash Equivalents (Cost $14,866,179)			14,866,179

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $291,042,268) †		123.0	292,531,580
Other Assets and Liabilities, Net		(23.0)	(54,780,573)

Net Assets		100.0	237,751,007

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2014.

***	These securities are shown at their current rate as of April 30, 2014.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $291,867,578.  At April 30, 2014, net unrealized appreciation for all securities based on tax cost was $664,002.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,601,967 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,937,965.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2014 amounted to $14,234,012, which is 6.0% of net assets.

(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At April 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At April 30, 2014, this security has been pledged, in whole or in part, as collateral for open OTC derivatives.
(g)	At April 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended April 30, 2014 is as follows:

Affiliate	Value ($) at 1/31/2014	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distri-butions ($)	Value ($) at 4/30/2014
Central Cash Management Fund	8,881,289	36,857,190	35,882,225	—	1,560	9,856,254
DWS Variable NAV Money Fund	5,007,348	2,577	—	—	2,529	5,009,925
Total	13,888,637	36,859,767	35,882,225	—	4,089	14,866,179

At April 30, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	6/19/2014	160	19,907,500	93,677
U.S. Treasury Long Bond	USD	6/19/2014	19	2,563,813	38,837
Ultra Long U.S. Treasury Bond	USD	6/19/2014	86	12,666,188	81,360
Total unrealized appreciation					213,874

At April 30, 2014, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	6/19/2014	56	6,691,082	(72,740)
5 Year U.S. Treasury Note	USD	6/30/2014	99	11,825,859	18,288
90 Day Eurodollar	USD	12/14/2015	36	8,906,400	781
Euro-OAT	EUR	6/6/2014	26	4,972,038	(99,967)
Total net unrealized appreciation					(153,638)

At April 30, 2014, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (j)

Call Options
Receive Fixed - 4.064% - Pay Floating - LIBOR	5/13/2014 5/13/2044	5,900,000	1	5/9/2014	43,512	(1)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	5,900,000	1	3/15/2016	42,628	(30,580)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	5,900,000	2	3/15/2016	69,620	(30,580)
Total Call Options					155,760	(61,161)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	5,900,000	1	3/15/2016	42,627	(1,364)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	5,900,000	2	3/15/2016	15,045	(1,364)
Pay Fixed - 3.005% - Receive Floating - LIBOR	3/6/2015 3/6/2045	5,300,000	2	3/4/2015	55,650	(50,855)
Pay Fixed - 3.033% - Receive Floating - LIBOR	10/24/2014 10/24/2044	4,800,000	3	10/22/2014	60,960	(25,330)
Pay Fixed - 3.035% - Receive Floating - LIBOR	2/15/2015 2/3/2045	5,300,000	2	1/30/2015	65,455	(52,310)
Pay Fixed - 3.088% - Receive Floating - LIBOR	1/28/2015 1/28/2045	5,900,000	4	1/26/2015	59,517	(63,358)
Pay Fixed - 3.093% - Receive Floating - LIBOR	10/21/2014 10/21/2044	4,800,000	2	10/17/2014	66,240	(31,721)
Total Put Options					365,494	(226,302)

Total					521,254	(287,463)

(j)	Unrealized appreciation on written options on interest rate swap contracts at April 30, 2014 was $233,791.

At April 30, 2014, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (k)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation($)

6/20/2013 9/20/2018	50,000	5	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	7,629	3,922	3,707
9/20/2012 12/20/2017	85,000	6	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	12,418	4,599	7,819
Total unrealized appreciation	11,526

(k)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(l)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At April 30, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/3/2014 6/3/2025	5,800,000	Fixed — 3.0%	Floating —- LIBOR	(57,695)	(8,593)	(49,102)
5/13/2014 5/13/2044	5,900,000	Fixed — 4.064%	Floating — LIBOR	(690,195)	(68,302)	(621,893)
12/30/2014 12/30/2034	9,100,000	Fixed — 4.01%	Floating — LIBOR	(701,513)	2,726	(704,239)
12/30/2014 12/30/2024	20,100,000	Fixed — 3.524%	Floating — LIBOR	(887,043)	(2,012)	(885,031)
12/30/2014 12/30/2016	2,200,000	Fixed — 1.173%	Floating — LIBOR	(6,710)	245	(6,955)
12/30/2014 12/30/2019	100,000	Floating — LIBOR	Fixed — 2.522%	1,535	(88)	1,623
12/30/2014 12/30/2044	6,300,000	Floating — LIBOR	Fixed — 4.081%	611,797	(7,859)	619,656
Total net unrealized depreciation					(1,645,941)

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

6/3/2013 6/3/2025	5,800,000	1	Floating — LIBOR	Fixed — 3.0%	(33,660)	—	(33,660)

Counterparties:
1	Nomura International PLC
2	BNP Paribas
3	Citigroup, Inc.
4	Barclays Bank PLC
5	Credit Suisse
6	UBS AG
LIBOR: London Interbank Offered Rate
As of April 30, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

MXN	15,800,000	USD	1,210,246	5/12/2014	3,762	Commonwealth Bank of Australia
EUR	3,400,000	AUD	5,091,323	5/22/2014	5,743	Barclays Bank PLC
USD	7,038,019	SEK	46,600,000	5/22/2014	125,820	Citigroup, Inc.
AUD	7,700,000	NZD	8,299,830	5/22/2014	886	Australia & New Zealand Banking Group Ltd.
USD	75,499	NZD	88,099	5/22/2014	321	Citigroup, Inc.
EUR	385,000	USD	535,062	5/22/2014	953	Citigroup, Inc.
AUD	3,882,500	USD	3,609,898	7/23/2014	24,543	Nomura International PLC
SGD	6,545,540	USD	5,237,844	7/23/2014	16,761	Commonwealth Bank of Australia
Total unrealized appreciation					178,789

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

NZD	2,832,310	AUD	2,600,000	5/22/2014	(25,920)	Barclays Bank PLC
SEK	29,905,895	CAD	5,000,000	5/22/2014	(38,113)	Commonwealth Bank of Australia
NZD	5,555,619	AUD	5,100,000	5/22/2014	(50,786)	Australia & New Zealand Banking Group Ltd.
SEK	93,800,000	USD	14,266,417	5/22/2014	(153,501)	Barclays Bank PLC
ZAR	25,400,000	USD	2,382,487	5/30/2014	(20,086)	JPMorgan Chase Securities, Inc.
CAD	2,428,751	USD	2,204,408	7/23/2014	(7,054)	Barclays Bank PLC
Total unrealized depreciation					(295,460)

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (m)
Corporate Bonds	$—	$97,041,626	$—	$97,041,626
Mortgage-Backed Securities Pass-Throughs	—	62,629,655	—	62,629,655
Asset-Backed	—	3,107,826	—	3,107,826
Commercial Mortgage-Backed Securities	—	11,854,586	—	11,854,586
Collateralized Mortgage Obligations	—	29,498,853	—	29,498,853
Government & Agency Obligations	—	52,179,395	—	52,179,395
Municipal Bonds and Notes	—	6,670,779	—	6,670,779
Preferred Stocks (m)	—	29,861	—	29,861
Short-Term Investments (m)	29,518,999	—	—	29,518,999
Derivatives (n)
Futures Contracts	232,943	—	—	232,943
Credit Default Swap Contracts	—	11,526	—	11,526
Interest Rate Swap Contracts	—	621,279	—	621,279
Forward Foreign Currency Exchange Contracts	—	178,789	—	178,789

Total	$29,751,942	$263,824,175	$—	$293,576,117

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (n)
Futures Contracts	$(172,707)	$—	$—	$(172,707)
Written Options	—	(287,463)	—	(287,463)
Interest Rate Swap Contracts	—	(33,660)	—	(33,660)
Forward Foreign Currency Exchange Contracts	—	(295,460)	—	(295,460)

Total	$(172,707)	$(616,583)	$—	$(789,290)

There have been no transfers between fair value measurement levels during the period ended April 30, 2014.

(m)	See Investment Portfolio for additional detailed categorizations.
(n)
Derivatives include unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of April 30, 2014, categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$11,526	$—	$—
Foreign Exchange Contracts	$—	$—	$(116,671)	$—
Interest Rate Contracts	$60,236	$(1,679,601)	$—	$233,791

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 20, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 20, 2014